Hartford Life Insurance Company Separate Account VL I:

333-50280	Stag Accumulator Variable Universal Life (Series I and I.5)
333-94617	Stag Protector Variable Universal Life (Series I and I.5)
033-53692	Stag Variable Life
333-07465	Stag Variable Life Artisan
333-109529	Stag Accumulator II Variable Universal Life
333-109530	Stag Protector II Variable Universal Life
333-110550	Hartford Quantum Life

Hartford Life and Annuity Insurance Company Separate Account VL I:

333-82866	Stag Wall Street Variable Universal Life (Series I and II)
333-93319	Stag Accumulator Variable Universal Life (Series I and I.5)
333-83057	Stag Protector Variable Universal Life (Series I and I.5)
033-61267	Stag Variable Life
333-07471	Stag Accumulator II Variable Universal Life/Stag Variable Life Artisan
333-88787	Stag Protector II Variable Universal Life
333-110548	Hartford Quantum Life

Hartford Life Insurance Company Separate Account VL II:

333-88261	Stag Variable Life Last Survivor II (Series I and II)
033-89990	Stag Variable Life Last Survivor
333-131135	Hartford Variable Universal Life Last Survivor

Hartford Life and Annuity Insurance Company Separate Account VL II:

333-67373	Stag Variable Life Last Survivor II (Series I and II)
033-89988	Stag Variable Life Last Survivor
333-131133	Hartford Variable Universal Life Last Survivor

Hartford Life Insurance Company ICMG Registered Variable Life Separate Account A:

333-60515	OmniSource

Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One:

033-63731	OmniSource

Supplement Dated September 14, 2007 to the Prospectus Dated May 1, 2007

Supplement Dated September 14, 2007 to your Prospectus

In your Prospectus, under the “Annual Fund Operating Expenses” table, the footnote for the Hartford Money Market HLS Fund is deleted in its entirety and replaced with the following:

Effective January 1, 2007, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2008.  While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and the total annual operating expenses are 0.43%.

This supplement should be retained with the prospectus for future reference.

HV-6164